Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	$ (695)	$ (2,527)
Reclassification of ACL on unfunded commitments	78
Impact of the adoption of ASC 326	(178)
Charge-offs	506	2,742
Recoveries	(6)
Reduction in ACL for loan participations		5
Provision for credit losses funded	(751)	(737)
Allowance for credit losses	(868)	(695)
Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments	(78)
Provision for credit losses unfunded	(10)
Allowance for credit losses	(88)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		(178)
Performing Financial Instruments [Member] | Construction Loans A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(211)	(174)
Reclassification of ACL on unfunded commitments	59
Charge-offs
Recoveries
Reduction in ACL for loan participations		5
Provision for credit losses funded	2	(9)
Allowance for credit losses	(150)	(211)
Performing Financial Instruments [Member] | Construction Loans A Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments	(59)
Provision for credit losses unfunded	(6)
Allowance for credit losses	(65)
Performing Financial Instruments [Member] | Construction Loans A Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		(33)
Performing Financial Instruments [Member] | Construction Loans B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(32)	(66)
Reclassification of ACL on unfunded commitments	19
Charge-offs
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded	(15)	35
Allowance for credit losses	(28)	(32)
Performing Financial Instruments [Member] | Construction Loans B Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments	(19)
Provision for credit losses unfunded	9
Allowance for credit losses	(10)
Performing Financial Instruments [Member] | Construction Loans B Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		(1)
Performing Financial Instruments [Member] | Construction Loans C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses		(9)
Reclassification of ACL on unfunded commitments
Charge-offs
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded	(13)	21
Allowance for credit losses	(13)
Performing Financial Instruments [Member] | Construction Loans C Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded	(12)
Allowance for credit losses	(12)
Performing Financial Instruments [Member] | Construction Loans C Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		(12)
Performing Financial Instruments [Member] | Development Loans A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(5)	(37)
Reclassification of ACL on unfunded commitments
Charge-offs
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded	4	(3)
Allowance for credit losses	(1)	(5)
Performing Financial Instruments [Member] | Development Loans A Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded	(1)
Allowance for credit losses	(1)
Performing Financial Instruments [Member] | Development Loans A Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		35
Performing Financial Instruments [Member] | Development Loans B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses		(2)
Reclassification of ACL on unfunded commitments
Charge-offs
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded
Allowance for credit losses
Performing Financial Instruments [Member] | Development Loans B Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded
Allowance for credit losses
Performing Financial Instruments [Member] | Development Loans B Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		2
Performing Financial Instruments [Member] | Development Loans C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(10)	(7)
Reclassification of ACL on unfunded commitments
Charge-offs
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded	(8)	27
Allowance for credit losses	(18)	(10)
Performing Financial Instruments [Member] | Development Loans C Credit Risk [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded
Allowance for credit losses
Performing Financial Instruments [Member] | Development Loans C Credit Risk [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		(30)
Nonaccrual Loans [Member] | Secured Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(351)	(247)
Reclassification of ACL on unfunded commitments
Charge-offs	454	132
Recoveries
Reduction in ACL for loan participations
Provision for credit losses funded	(761)	(236)
Allowance for credit losses	(658)	(351)
Nonaccrual Loans [Member] | Secured Individually Evaluated [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded
Allowance for credit losses
Nonaccrual Loans [Member] | Secured Individually Evaluated [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326
Nonaccrual Loans [Member] | Unsecured Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	(86)	(1,985)
Reclassification of ACL on unfunded commitments
Charge-offs	52	2,610
Recoveries	(6)
Reduction in ACL for loan participations
Provision for credit losses funded	40	(572)
Allowance for credit losses		(86)
Nonaccrual Loans [Member] | Unsecured Individually Evaluated [Member] | Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Allowance for credit losses
Reclassification of ACL on unfunded commitments
Provision for credit losses unfunded
Allowance for credit losses
Nonaccrual Loans [Member] | Unsecured Individually Evaluated [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Past Due [Line Items]
Impact of the adoption of ASC 326		$ (139)